Condensed Consolidating Financial Information - Additional Information (Detail)	Jun. 30, 2013	Dec. 31, 2012
Senior Secured Notes [Member]
Condensed Consolidating Financial Information [Line Items]
Ownership percentage of equity holdings	100.00%	100.00%
ABL Facility [Member]
Condensed Consolidating Financial Information [Line Items]
Ownership percentage of equity holdings	100.00%	100.00%